Acquisition - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 17, 2020	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Cash Payments To Acquire Businesses			$ 5,820
Business Acquisitions, Contingent Consideration Liability Noncurrent	$ 3,782	$ 3,782	3,782		$ 0
Goodwill		$ 28,916	$ 28,916		$ 25,539	$ 25,539
CPN Biosciences, LLC
Business Acquisitions, Aggregate Consideration	19,024
Cash Payments To Acquire Businesses	$ 5,820
Issuance of common stock associated with business acquisition	1,947,953
Business Acquisitions, Contingent Consideration Liability Noncurrent	$ 3,782
Business Acquisitions, LiabilitiesIncurred	1,436
Identifiable intangible assets	$ 13,570
Earnout calculation	70.00%
Goodwill	$ 3,377
CPN Biosciences, LLC | Total Consideration Including Holdback [Member]
Cash Payments To Acquire Businesses	$ 6,427
Common Stock [Member]
Issuance of common stock associated with business acquisition		1,947,953	1,947,953	2,914,197
Common Stock [Member] | CPN Biosciences, LLC | Total Consideration Including Holdback [Member]
Business Acquisitions, Number Of Shares Issued	2,151,438
Business Acquisitions, Equity Interests Issued And Issuable	$ 8,815
Customer Relationships [Member] | CPN Biosciences, LLC
Identifiable intangible assets	$ 10,690
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	10 years
Developed technology | CPN Biosciences, LLC
Identifiable intangible assets	$ 2,050
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	6 years
Non-compete agreements | CPN Biosciences, LLC
Identifiable intangible assets	$ 750
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	5 years
Trademarks [Member] | CPN Biosciences, LLC
Identifiable intangible assets	$ 80
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	1 year